Contingencies, Commitments and Responsibilities - Schedule of Bank and Its Subsidiaries are Contractually Obliged to Grant Loans (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities in business combination [line items]
Provisions	$ 177,827	$ 214,903	$ 117,889
Bank And Subsidiaries Liabilities [Member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	5,940,086	5,383,914
Contingent liability for guarantees [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	548,521	411,023
Contingent liability for confirmes foreign letters of credit [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	509
Letters of credit issued [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	97,553	95,476
Documented guarantees [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	1,501,957	1,286,805
Available on demand credit lines [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	2,623,744	2,143,333
Contingent liability for other credit commitments [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	$ 1,167,802	$ 1,447,277